Pension and other post-retirement benefits - Plan assets measured at fair value roll-forward (Details 4) - International - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined benefit pension plans
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	SFr 3,604	SFr 4,088
Foreign currency translation impact	39	(128)
End of the measurement period	4,111	3,604
Defined benefit pension plans | Debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	3,063
End of the measurement period	3,723	3,063
Defined benefit pension plans | Corporate debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,484
End of the measurement period	1,810	1,484
Defined benefit pension plans | Government debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	1,579
End of the measurement period	1,913	1,579
Defined benefit pension plans | Equity securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	138
End of the measurement period	149	138
Defined benefit pension plans | Real estate - indirect
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	29
End of the measurement period	29	29
Defined benefit pension plans | Alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	80
End of the measurement period	8	80
Defined benefit pension plans | Hedge funds
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	61
End of the measurement period	45	61
Defined benefit pension plans | Other alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	19
End of the measurement period	(37)	19
Defined benefit pension plans | Other investments, plan assets
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	85
End of the measurement period	84	85
Defined benefit pension plans | Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
Transfers In	0
Transfers Out	0
On assets still held at reporting date	0
On assets sold during the period	0
Purchases, sales, settlements	0
Foreign currency translation impact	0
End of the measurement period	0	0
Defined benefit pension plans | Level 3 | Debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
Defined benefit pension plans | Level 3 | Corporate debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
Transfers In	0
Transfers Out	0
On assets still held at reporting date	0
On assets sold during the period	0
Purchases, sales, settlements	0
Foreign currency translation impact	0
End of the measurement period	0	0
Defined benefit pension plans | Level 3 | Government debt securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
Defined benefit pension plans | Level 3 | Equity securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
Defined benefit pension plans | Level 3 | Real estate - indirect
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
Defined benefit pension plans | Level 3 | Alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
Defined benefit pension plans | Level 3 | Hedge funds
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
Defined benefit pension plans | Level 3 | Other alternative investments
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
Defined benefit pension plans | Level 3 | Other investments, plan assets
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0
End of the measurement period	0	0
Other post-retirement defined benefit plans
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of the measurement period	0	0
Foreign currency translation impact	0	0
End of the measurement period	SFr 0	SFr 0